4. Line of Credit (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Sep. 30, 2016
Line of credit, amount outstanding	$ 0		$ 19,732
Wells Fargo [Member]
Line of credit maximum amount	$ 55,000	$ 55,000
Line of credit interest rate	7.50%
Line of credit, amount outstanding	$ 19,732	$ 0